Other related party transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other related party transactions
Legal Fees	$ 164,373	$ 129,600	$ 92,308
Interest Expense	441,986	107,792	0
Board of director fees	182,500	158,199	185,000
Management Compensation	$ 436,526	$ 389,451	$ 544,929